UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549
                                    FORM 13F
                              FORM 13F COVER PAGE

Report for the Quarter Ended:  December 31, 2005

Check here if Amendment [   ]; Amendment Number:_____

      This Amendment (Check only one.):[   ] is a restatement.
                                       [   ] adds new holding
                                             entries.

Institutional Investment Manager Filing this Report:

Name:       Institutional Capital Corporation
Address:    225 West Wacker Drive, Suite 2400
            Chicago, Illinois  60606

Form 13F File No:       28-16

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of the Reporting Manager:

Name:       Robert J. Lukaszewicz
Title:      Vice President and Controller
Phone:      (312) 424-9100
Signature, Place, and Date of Signing:


/s/ Robert J. Lukaszewicz        Chicago, Illinois        2/9/06
--------------------------	-------------------	-----------
       (Signature)                 (City/State)            (Date)

Report Type (Check only one.):

[   ] 13F Holdings Report (Check here if all holdings of this reporting manager are reported in this report.)

[   ] 13F Notice (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ X ] 13F Combination Report (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

13F File Number                           Name
------------------------------            -------------------------------------
028-01190                                 Frank Russell Company



Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                  0

Form 13F Information Table Entry Total:            57

Form 13F Information Table Value Total:  $ 10,552,843
                                        (in thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report. None





                                                     FORM 13F INFORMATION TABLE


                                                 INSTITUTIONAL CAPITAL CORPORATION
                                                              FORM 13F
                                                             31-Dec-05

                                                                                                              Voting Authority
                                                                                                          ------------------------
                                                            Value       Shares/   Sh/ Put/ Invstmt Othr
Name of Issuer                   Title of class   CUSIP    (x$1000)     Prn Amt   Prn Call Dscretn Mgrs  Sole        Shrd None
-------------------------------- -------------- --------- ----------- ----------- --- ---- ------- ----- ----------- ---- ----------
Abbott Laboratories                   COM       002824100     309,522   7,849,900 SH        Sole           7,311,950         537,950
Altria Group Inc.                     COM       02209S103     348,594   4,665,336 SH        Sole           4,382,736         282,600
Amerada Hess Corp.                    COM       023551104     170,617   1,345,350 SH        Sole           1,279,200          66,150
Aon Corp.                             COM       037389103     221,798   6,169,611 SH        Sole           5,793,270         376,341
BASF AG                          SPONSORED ADR  055262505     205,028   2,680,800 SH        Sole           2,447,750         233,050
BP Plc                           SPONSORED ADR  055622104      25,004     389,350 SH        Sole             379,400           9,950
Bank of America Corp.                 COM       060505104     554,772  12,021,060 SH        Sole          11,190,510         830,550
Bank of New York Co Inc.              COM       064057102     171,203   5,375,300 SH        Sole           4,860,950         514,350
BellSouth Corp.                       COM       079860102     242,801   8,959,455 SH        Sole           8,107,855         851,600
Bunge Limited                         COM       G16962105     155,601   2,748,650 SH        Sole           2,590,200         158,450
CIT Group Inc.                        COM       125581108     114,790   2,216,875 SH        Sole           2,004,275         212,600
CSX Corp.                             COM       126408103     180,434   3,553,950 SH        Sole           3,324,300         229,650
Cadbury Schweppes                     ADR       127209302     201,753   5,269,075 SH        Sole           4,940,875         328,200
Canon Inc.                            ADR       138006309      12,954     220,200 SH        Sole             220,200
Carnival Corp.                     PAIRED CTF   143658300     202,046   3,778,675 SH        Sole           3,482,625         296,050
Caterpillar Inc.                      COM       149123101      82,585   1,429,550 SH        Sole           1,332,800          96,750
Citigroup Inc.                        COM       172967101     417,860   8,610,348 SH        Sole           7,790,646         819,702
ConocoPhillips                        COM       20825C104     126,600   2,176,006 SH        Sole           1,978,812         197,194
Cooper Industries LTD                 CL A      G24182100     185,294   2,538,275 SH        Sole           2,372,225         166,050
Credit Suisse Group              SPONSORED ADR  225401108      17,677     346,950 SH        Sole             346,950
Dominion Resources Inc.               COM       25746U109     174,584   2,261,450 SH        Sole           2,044,975         216,475
E.ON AG                          SPONSORED ADR  268780103       8,435     244,350 SH        Sole             244,350
Eli Lilly & Company                   COM       532457108     163,211   2,884,100 SH        Sole           2,608,450         275,650
Entergy Corp.                         COM       29364G103     284,085   4,138,169 SH        Sole           3,857,944         280,225
Exxon Mobil Corporation               COM       30231G102     352,310   6,272,209 SH        Sole           5,680,084         592,125
Goldman Sachs Group Inc.              COM       38141G104     140,594   1,100,883 SH        Sole             995,358         105,525
Halliburton Co.                       COM       406216101     277,419   4,477,388 SH        Sole           4,185,488         291,900
Hewlett-Packard Co.                   COM       428236103     200,069   6,988,100 SH        Sole           6,566,750         421,350
Honeywell International Inc.          COM       438516106     295,948   7,944,900 SH        Sole           7,432,900         512,000
ING Groep N V                    SPONSORED ADR  456837103      17,323     497,500 SH        Sole             497,500
Intel Corp.                           COM       458140100     126,052   5,050,150 SH        Sole           4,565,950         484,200
International Business Machine        COM       459200101     130,240   1,584,425 SH        Sole           1,432,475         151,950
JPMorgan Chase & Co.                  COM       46625H100     355,036   8,945,215 SH        Sole           8,308,215         637,000
Marathon Oil Corp.                    COM       565849106     240,816   3,949,743 SH        Sole           3,653,142         296,601
McDonald's Corp.                      COM       580135101     343,549  10,188,293 SH        Sole           9,454,793         733,500
Microsoft Corp.                       COM       594918104     338,267  12,935,658 SH        Sole          11,990,708         944,950
Motorola Inc.                         COM       620076109     111,526   4,936,950 SH        Sole           4,461,400         475,550
Nokia Corporation                SPONSORED ADR  654902204       8,609     470,450 SH        Sole             470,450
Norfolk Southern Corp.                COM       655844108     318,079   7,095,225 SH        Sole           6,627,325         467,900
Novartis AG                      SPONSORED ADR  66987V109     284,038   5,412,300 SH        Sole           5,034,700         377,600
Occidental Petroleum                  COM       674599105     142,396   1,782,622 SH        Sole           1,613,722         168,900
Pepsico Inc.                          COM       713448108     161,356   2,731,137 SH        Sole           2,470,167         260,970
Philips Electronics N V          NY REG SH NEW  500472303      11,121     357,576 SH        Sole             357,576
R R Donnelley & Sons Co.              COM       257867101      85,655   2,503,796 SH        Sole           2,265,524         238,272
Sanofi-Aventis                   SPONSORED ADR  80105N105     313,627   7,144,123 SH        Sole           6,685,931         458,192
Sears Holdings Corp.                  COM       812350106     110,213     953,975 SH        Sole             880,675          73,300
Sprint Nextel Corp.                 COM FON     852061100     321,831  13,777,000 SH        Sole          12,772,300       1,004,700
St Paul Travelers Cos Inc.            COM       792860108     379,767   8,501,618 SH        Sole           7,899,473         602,145
Temple Inland Inc.                    COM       879868107         448      10,000 SH        Sole               9,300             700
Textron Inc.                          COM       883203101     123,410   1,603,150 SH        Sole           1,454,450         148,700
Total S.A.                       SPONSORED ADR  89151E109      19,282     152,550 SH        Sole             152,550
UBS AG                             NAMEN AKT    H8920M855      12,488     131,250 SH        Sole             131,250
United States Steel Corp.             COM       912909108      52,976   1,102,050 SH        Sole           1,000,550         101,500
Vivendi Universal                 SPON ADR NEW  92851S204      17,381     553,000 SH        Sole             553,000
Wal-Mart Stores Inc.                  COM       931142103     314,750   6,725,425 SH        Sole           6,254,025         471,400
Weatherford Intl                      COM       G95089101     121,020   3,343,100 SH        Sole           3,021,950         321,150
Wells Fargo and Co.                   COM       949746101     247,999   3,947,141 SH        Sole           3,569,291         377,850
REPORT SUMMARY                         57                  10,552,843